Accounts receivable, net - Allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Analysis of the allowance for doubtful accounts
Balance at beginning of year	$ 14,658	¥ 100,894	¥ 83,835	¥ 63,025
Charged to allowance for doubtful accounts	4,297	29,574	20,251	25,042
Write-off charged against the allowance for the year	(1,869)	(12,866)	(3,192)	(4,232)
Balance at end of year	$ 17,086	¥ 117,602	¥ 100,894	¥ 83,835